Restricted Net Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Appropriation of statutory reserves	¥ 0	$ 0	¥ 0	$ 0
Accumulated reserves	3,800,000				$ 600,000
Restricted registered capital	8,200,000				1,200,000
Amount of restricted net assets	¥ 12,000,000				$ 1,800,000
Minimum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%	10.00%
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriations of statutory reserve of registered capital	50.00%	50.00%